Document And Entity Information	Mar. 25, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 25, 2026
Entity Registrant Name	CAMBIUM NETWORKS CORP
Entity Central Index Key	0001738177
Entity Emerging Growth Company	false
Entity File Number	001-38952
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Cambium Networks, Inc.
Entity Address, Address Line Two	2000 Center Drive, Suite East A401
Entity Address, City or Town	Hoffman Estates
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60192
City Area Code	345
Local Phone Number	814-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.0001 par value
Trading Symbol	CMBM
Security Exchange Name	NASDAQ
Amendment Description	On March 26, 2026, Cambium Networks Corporation ("Cambium" or the "Company") filed a Current Report on Form 8-K (the "Original Form 8-K") incorrectly disclosing that the Company expects the Ordinary Shares will be immediately available for quotation on the OTCID market operated by OTC Markets.This Amendment No. 1 on Form 8-K/A is being filed solely for the purpose to correct this to state the trading of the Company's Ordinary Shares is expected to initially move to the OTC Pink Limited tier and then go into the Expert Market as disclosed in the Press Release attached as Exhibit 99.1 in the Original Form 8-K. This Amendment does not otherwise change or affect any previously reported information contained in the Original Form 8-K.